Note 3 - Restrictions On Cash And Due From Banks	12 Months Ended
Dec. 31, 2012
Restricted Assets Disclosure [Text Block]
NOTE 3 – RESTRICTIONS ON CASH AND DUE FROM BANKS

Our subsidiary banks are required to maintain average reserve balances in the form of cash and non-interest bearing balances due from the Federal Reserve Bank. The average reserve balances required to be maintained during 2012 and 2011 were $17.8 million and $14.6 million, respectively. These balances earned interest at a rate of 0.25% during both 2012 and 2011.